Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events	Subsequent Events
Dividend

On February 9, 2023, the Company’s Board of Directors declared a quarterly cash dividend of $0.01 per share, paid on March 15, 2023, to all shareholders of record as of March 1, 2023.